Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Trade Accounts Receivable, Net
Schedule of trade accounts receivable
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Trade accounts receivable	302,779,899	358,463,468	58,794,382
Less: Allowance for doubtful accounts	—	—	—
Total trade accounts receivable, net	302,779,899	358,463,468	58,794,382